Consolidated statement of changes in equity - EUR (€) € in Thousands	Total		Share capital [member]	Share premium [member]	Retained earnings [Member]	Other reserves [member]	Total [Member]	Non-controlling interests [member]	Total equity [Member]
At beginnig of the period at Dec. 31, 2018			€ 3,050	€ 136,637	€ (1,857)	€ (1,841)	€ 135,989	€ 0	€ 135,989
Profit (loss)	€ 1,644	[1]	0	0	1,646	0	1,646	78	1,724
Total comprehensive (loss)/ income for the year, net of taxes	1,888		0	0	1,646	456	2,102	(133)	1,969
Increase (decrease) through exercise of warrants, equity			16	1,252	0	0	1,268	0	1,268
Acquisition NCI Engimplan			0	0	0	0	0	3,240	3,240
Increase (decrease) through share-based payment transactions, equity			0	201	0	7	208	0	208
At end of the period at Dec. 31, 2019	142,782		3,066	138,090	(211)	(1,378)	139,567	3,107	142,675
Other comprehensive income/ (loss)			0	0	0	456	456	(211)	245
Profit (loss)	(7,193)	[1]	0	0	(7,124)	0	(7,124)	(148)	(7,272)
Total comprehensive (loss)/ income for the year, net of taxes	(12,880)	[1]	0	0	(7,124)	(4,772)	(11,896)	(1,063)	(12,959)
Capital increase through conversion of convertible bonds			1,000	0	0	0	1,000	0	1,000
Increase (decrease) through exercise of warrants, equity			30	3,082	0	0	3,112	0	3,112
Acquisition NCI Engimplan			0	0	0	1,279	1,279	(2,213)	(934)
Increase (decrease) through share-based payment transactions, equity			0	103	0	0	103	0	103
At end of the period at Dec. 31, 2020	133,183	[1]	4,096	141,274	(7,395)	(4,871)	133,104	0	133,104
Other comprehensive income/ (loss)			0	0	0	(4,772)	(4,772)	(915)	(5,687)
Completion of accounting for Materialise Motion business combination			0	0	79	0	79	0	79
At January 1, 2021 Restated			4,096	141,274	(7,316)	(4,871)	133,183	0	133,183
Profit (loss)	13,145	[1]	0	0	13,154	0	13,154	(9)	13,145
Total comprehensive (loss)/ income for the year, net of taxes	11,267		0	0	13,154	(1,878)	11,276	(9)	11,267
Capital increase through conversion of convertible bonds					(4,873)	0		0
Increase (decrease) through exercise of warrants, equity			22	2,322	0	0	2,344	0	2,344
Incorporation NCI Tianjin Zhenyuan Materialise Medical Technology Ltd			0	0	0	0	0	10	10
Capital increase through public offering			371	90,235			85,733		85,733
Increase (decrease) through share-based payment transactions, equity			0	41	0	0	41	0	41
At end of the period at Dec. 31, 2021	€ 232,578		4,489	233,872	965	(6,749)	232,577	1	232,578
Other comprehensive income/ (loss)			€ 0	€ 0	€ 0	€ (1,878)	€ (1,878)	€ 0	€ (1,878)

[1]	The year 2020 has been adjusted retrospectively to reflect the final accounting of the business combination with Materialise Motion. See additional information in Notes 2 and 4.